Offerings - Offering: 1	Sep. 05, 2025 USD ($)
Offering:
Other Rule	true
Security Type	Equity
Amount Registered	1,500,000
Proposed Maximum Offering Price per Unit	12.49
Offering Note
1

Pursuant to Rule 416(a) under the Securities Act, this Registration Statement also covers any additional securities that may be offered or issued to prevent dilution resulting from any stock split, stock dividend or other similar transaction.

2

This calculation is made solely for the purpose of determining the registration fee pursuant to the provisions of Rule 457(c) and (h) under the Securities Act, based on the average of the bid and asked prices of the Registrant’s common stock on September 4, 2025 as reported on the NASDAQ marketplace.

3

Represents shares of the Registrant’s common stock reserved for issuance under the 2025 Omnibus Incentive Compensation Plan, as authorized by the Registrant’s stockholders at a meeting held on June 4, 2025.